STOCKHOLDER'S DEFICIT (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
STOCKHOLDER'S DEFICIT
Dividend paid to parent	$ 30,823	$ 5,698	$ 10,800	$ 8,400